NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share converted, value	$ 2,562,500
Number of share converted		75,000
Warrants purchase	888,166
Dr Gene Salkind [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share converted, value	$ 2,052,500
Number of share converted	1,776,333
Warrants purchase	888,166